UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22214

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I, LLC
(Exact name of registrant as specified in charter)

311 S. Wacker Drive Suite 1650 Chicago, IL		60606
(Address of principal executive offices)		(Zip code)

Byron Crowe Advanced Equities, Inc. 311 S. Wacker Drive Suite 1650 Chicago, IL 60606
(Name and address of agent for service)

COPY TO: Richard L. Teigen Foley & Lardner LLP 777 East Wisconsin Avenue Milwaukee, WI 53202-5306

Registrant's telephone number, including area code:		(312) 377-5300

Date of fiscal year end:	December 31, 2008

Date of reporting period:	September 30, 2008

Item 1:

SCHEDULE OF PORTFOLIO INVESTMENTS

September 30, 2008

Private Investments	% of Net Assets	Number of Shares	Cost	Fair Value

Convertible Preferred Stock - (100.1%)

Technology (100.1%)
Force 10 Networks, Inc.	39.2%	11,726,942	$10,108,624	$12,067,023
8% Series E Preferred voting, cumulative * (1)(2)(3)

Ygnition Networks, Inc.	31.7%	9,207,897	9,767,921	9,767,921
8% Series D Preferred voting, cumulative * (1)(2)(3)

Alien Technology Corporation	26.0%	2,000,000	10,000,000	8,000,000
8% Series H Preferred voting * (1)(2)(3)

Alien Technology Corporation	3.2%	245,662	982,654	982,648
8% Series I Preferred voting * (1)(2)(3)

TOTAL CONVERTIBLE PREFERRED STOCK	100.1%		30,859,199	30,817,592

Warrants - (0.0%)
Force 10 Networks, Inc.
8% Series E Preferred *(1)(2)(3)	0.0%	5,863,471	—	—

Alien Technology Corporation
8% Series I Preferred *(1)(2)(3)	0.0%	245,662	—	—

Total Warrants			—	—

Total Private Investments	100.1%		$30,859,199	$30,817,592

* Non Income – Producing Securities

(1)     Security not registered under the Securities Act of 1933, as amended (i.e. the security was purchased in a Rule 144A or a Reg. D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act typically to qualified institutional buyers. The Fund generally has no rights to demand registration of these securities. These securities represent 100% of the Fund’s net assets.

(2)     Investment in a restricted security, valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors. It is possible that the estimated value may differ significantly from the amount that might ultimately be delivered in the near term, and the difference could be material. The market value of these securities represent 100% of the Fund’s net assets.

(3)     Affiliated Company (Note 12)

Item 2:  Controls and Procedures

(a)      Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)      Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:  Exhibits

(a)      Certifications

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advanced Equities Late Stage Opportunities Fund I, LLC

BY:	/s/ Byron Crowe
Byron Crowe,
President

Date: November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY:	/s/ Byron Crowe
Byron Crowe,
President

Date: November 25, 2008

BY:	/s/ Matthew Reynolds
Matthew Reynolds,
Treasurer